Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
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Cash and Cash Equivalents

Note 11: Cash and Cash Equivalents

	December 31,
	2017	2016
Cash
Cash at bank and on hand	614	590
Cash equivalents
Short-term deposits	11	630
Money market accounts	249	1,148
Cash and cash equivalents	874	2,368

Of total cash and cash equivalents, $126 million and $112 million at December 31, 2017 and 2016, respectively, were held in subsidiaries which have regulatory restrictions, contractual restrictions or operate in countries where exchange controls and other legal restrictions apply and were therefore not available for general use by the Company.